Other Income - Schedule of Other Income (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Schedule of Other Income [Line Items]
Other Income	$ 8,988	$ 16,052	$ 867	$ 171
Bank and Other Interest Income [Member]
Schedule of Other Income [Line Items]
Other Income	8,988	15,945	743	18
Government Grant [Member]
Schedule of Other Income [Line Items]
Other Income		56	117	152
Others [Member]
Schedule of Other Income [Line Items]
Other Income		$ 51	$ 7	$ 1